Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	SEI TAX EXEMPT TRUST
Central Index Key	0000701817
Amendment Flag	false
Document Creation Date	Dec. 23, 2016
Document Effective Date	Dec. 31, 2016
Prospectus Date	Dec. 31, 2016
Class A Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | STET INTERMEDIATE TERM MUNICIPAL FUND - CLASS A
Prospectus:
Trading Symbol	SEIMX
Class A Prospectus | STET SHORT DURATION MUNICIPAL FUND | STET SHORT DURATION MUNICIPAL FUND - CLASS A
Prospectus:
Trading Symbol	SUMAX
Class A Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS A
Prospectus:
Trading Symbol	SBDAX
Class A Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS A
Prospectus:
Trading Symbol	SMAAX
Class A Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS A
Prospectus:
Trading Symbol	SENJX
Class A Prospectus | STET NEW YORK MUNICIPAL BOND FUND | STET NEW YORK MUNICIPAL BOND FUND - CLASS A
Prospectus:
Trading Symbol	SENYX
Class A Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS A
Prospectus:
Trading Symbol	SEPAX
Class A Prospectus | STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - CLASS A
Prospectus:
Trading Symbol	SEATX
Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | STET INTERMEDIATE-TERM MUNICIPAL FUND - CLASS Y
Prospectus:
Trading Symbol	SINYX
Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND | STET SHORT DURATION MUNICIPAL FUND - CLASS Y
Prospectus:
Trading Symbol	SHYMX
Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS Y
Prospectus:
Trading Symbol	SCYYX
Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS Y
Prospectus:
Trading Symbol	SMSYX
Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS Y
Prospectus:
Trading Symbol	SNJYX
Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | STET NEW YORK MUNICIPAL BOND FUND - CLASS Y
Prospectus:
Trading Symbol	SNYYX
Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS Y
Prospectus:
Trading Symbol	SPAYX
Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - CLASS Y
Prospectus:
Trading Symbol	STAYX